SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	7,288,310	1,904,205	3,470,785	567,210
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	2,538,940	1,620,600	2,430,900	270,100
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	4,749,370	283,605	1,039,885	297,110